UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-2853

Name of Fund:  Legg Mason Cash Reserve Trust
Fund Address:  100 Light Street
               Baltimore, MD  21202

Name and address of agent for service:
         Mark R. Fetting, President, Legg Mason Cash Reserve Trust 100 Light Street
         Baltimore, MD 21202.

Registrant's telephone number, including area code:  (410) 539-0000

Date of fiscal year end:  August 31, 2003

Date of reporting period:  August 31, 2003

Item 1 - Report to Shareholders



       LEGG MASON
       -------------------------------------------------------------------------
       CASH RESERVE TRUST












           ---------------------------------------------------------

                          ANNUAL REPORT TO SHAREHOLDERS
                                 August 31, 2003
           ---------------------------------------------------------









                            [LEGG MASON FUNDS LOGO]

To Our Shareholders,

  The Legg Mason Cash Reserve Trust now has $2.3 billion invested in a diversified portfolio of high quality fixed income securities with relatively short maturities.

  As this letter is written on September 23, the Trust's annualized yield for the past 7 days is 0.46%(A). The average weighted maturity of our portfolio is 59 days.

  A complete listing of the Trust's portfolio holdings at August 31, 2003, appears in this report. You will note that approximately 92% of the Trust's portfolio was invested in U.S. government and agency securities and repurchase agreements(B) fully secured by such securities.

  We report with deep sorrow the recent death of our longtime Trustee Richard G. Gilmore. Dick was an exceptionally bright and talented person who made a significant contribution to the Trust over many years.

      Sincerely,

         /s/ JOHN F. CURLEY, JR.           /S/ MARK R. FETTING
         John F. Curley, Jr.               Mark R. Fetting
         Chairman                          President

September 23, 2003

---------------

(A) The yields shown here are for past periods and are not intended to indicate future performance. An investment in the Trust is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Trust seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Trust.

(B) For a description of repurchase agreements, see Note 2 in the notes to financial statements.

Statement of Net Assets

August 31, 2003
(Amounts in Thousands)

Legg Mason Cash Reserve Trust

                                        Rate                Maturity Date         Par         Value
------------------------------------------------------------------------------------------------------
Commercial Paper -- 3.7%

Allied Irish Banks plc                 1.025%                 10/14/03          $  9,830    $    9,818(A)
Bank of Ireland                        1.064%                 10/20/03            11,500        11,483(A)
Caisse centrale Desjardins             1.035%                  9/29/03             5,740         5,735(A)
HBOS Treasury Services plc              1.00%                  10/6/03            11,250        11,239(A)
Merck & Co. Inc.                       1.025%                 10/14/03            12,000        11,985
Royal Bank of Scotland Group
 plc                                    1.02%                  9/2/03             13,000        13,000(A)
Societe Generale                       1.015%                  12/5/03            11,550        11,519(A)
Toyota Motor Credit
 Corporation                            1.02%                  9/5/03             11,500        11,499
                                                                                            ----------
Total Commercial Paper
 (Identified Cost -- $86,278)                                                                   86,278
------------------------------------------------------------------------------------------------------
Corporate and Other Bonds -- 2.2%

Abbey National plc                      0.99%                  9/29/03            11,550        11,541(A)
Credit Agricole Indosuez               1.025%                  9/23/03            11,550        11,543(A)
GlaxoSmithKline Finance plc             1.00%                  9/4/03              8,505         8,504(A)
Grand Metropolitan Investment
 Corporation                            1.00%                  1/6/04             10,000         9,955
Long Beach Auto Loan Trust
 2003-A                                1.288%                  3/15/04             4,116         4,116(B)
Long Beach Auto Loan Trust
 2003-B                                 0.99%                  7/30/04             4,935         4,935(B)
                                                                                            ----------
Total Corporate and Other
 Bonds (Identified Cost --
 $50,594)                                                                                       50,594
------------------------------------------------------------------------------------------------------
Medium-Term Notes -- 0.9%

Caterpillar Financial Services
 Corporation                            1.45%                  11/4/03            10,000        10,003(C)
CIT Group Inc.                          2.36%                  1/9/04              5,933         5,933(C)
National Rural Utilities
 Cooperative Finance
 Corporation                            2.11%                  4/26/04             4,500         4,525(C)
                                                                                            ----------
Total Medium-Term Notes
 (Identified Cost -- $20,461)                                                                   20,461
------------------------------------------------------------------------------------------------------

                                        Rate                Maturity Date         Par         Value
------------------------------------------------------------------------------------------------------
U.S. Government and Agency Obligations -- 73.3%

Fannie Mae                         0.95% to 5.125%        9/3/03 to 6/15/04     $607,330    $  608,031
Federal Home Loan Bank            0.959% to 3.375%       9/17/03 to 6/15/04      192,500       193,060
Freddie Mac                        0.98% to 5.25%        9/12/03 to 5/15/04      831,110       833,012
Sallie Mae                             1.047%                  9/18/03            25,000        25,000(C)
Sallie Mae                             1.047%                 10/16/03            25,000        25,000(C)
Sallie Mae                             1.067%                 11/20/03            25,000        25,000(C)
                                                                                            ----------
Total U.S. Government and
 Agency Obligations
 (Identified
 Cost -- $1,709,103)                                                                         1,709,103
------------------------------------------------------------------------------------------------------
Repurchase Agreements -- 18.5%

Deutsche Bank AG
 1.04%, dated 8/29/03, to be repurchased at $105,325 on 9/2/03
 (Collateral: $107,785 Federal Home Loan Bank bonds, 2.375%, due
 2/15/06, value $107,590)                                                        105,313       105,313
Lehman Brothers, Inc.
 1.02%, dated 8/29/03, to be repurchased at $121,489 on 9/2/03
 (Collateral: $50,000 Resolution Funding Corp. principal-only securities, due
 4/15/14, value $28,810; $181,960 Federal Home Loan Bank
 zero-coupon bonds, due 9/24/21, value $52,301; $41,450 Fannie Mae
 notes, 6.87%, due 10/6/05, value $43,949)                                       121,475       121,475
Merrill Lynch Government Securities, Inc.
 1.02%, dated 8/29/03, to be repurchased at $204,381 on 9/2/03
 (Collateral: $594,800 United States Treasury principal-only securities,
 due 8/15/19 to 11/15/26, value $208,443)                                        204,358       204,358
                                                                                            ----------
Total Repurchase Agreements (Identified Cost -- $431,146)                                      431,146
------------------------------------------------------------------------------------------------------
Total Investments, at amortized cost and value -- 98.6%                                      2,297,582(D)
Other Assets Less Liabilities -- 1.4%                                                           33,629
                                                                                            ----------

NET ASSETS APPLICABLE TO 2,330,980 SHARES OUTSTANDING -- 100.0%                             $2,331,211
                                                                                            ==========

NET ASSET VALUE PER SHARE                                                                        $1.00
                                                                                            ==========
------------------------------------------------------------------------------------------------------

(A) Yankee Bond or Certificate of Deposit -- A dollar-denominated bond or certificate of deposit issued in the U.S. by foreign entities.

(B) Asset-backed securities -- A security secured by a pool of assets such as property, mortgages or receivables.

(C) Indexed security -- The rates of interest earned on these securities are tied to the London Interbank Offered Rate ("LIBOR") or the quarterly Treasury rate. The coupon rates are the rates as of August 31, 2003.

(D) Also represents cost for federal income tax purposes.


    See notes to financial statements.

Statement of Operations

For the Year Ended August 31, 2003
(Amounts in Thousands)

Legg Mason Cash Reserve Trust


-------------------------------------------------------------------------------------------------------------
Investment Income:
Interest                                                                                            $32,493
Expenses:
                                                                                   $10,698
  Management fee
  Distribution fee                                                                   3,543(A)
  Audit and legal fees                                                                  96
  Custodian fee                                                                        549
  Registration fees                                                                     81
  Reports to shareholders                                                              132
  Transfer agent and shareholder servicing expense                                   2,028
  Trustees' fees and expenses                                                           38
  Other expenses                                                                       544
                                                                                   -------
                                                                                    17,709
      Less: fees waived                                                             (1,181)(A)
                                                                                   -------
      Total expenses, net of waivers                                                                 16,528
                                                                                                    -------
NET INVESTMENT INCOME                                                                                15,965
NET REALIZED GAIN/(LOSS) ON INVESTMENTS                                                                 (18)
-------------------------------------------------------------------------------------------------------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                                                      $15,947
-------------------------------------------------------------------------------------------------------------

(A) See Note 3 to financial statements.

See notes to financial statements.

Statement of Changes in Net Assets

(Amounts in Thousands)

Legg Mason Cash Reserve Trust

                                                    --------------------------------
                                                     For the Years Ended August 31,
                                                       2003               2002
------------------------------------------------------------------------------------
Change in Net Assets:

Net investment income                               $   15,965         $   35,671

Net realized gain/(loss) on investments                    (18)                17
------------------------------------------------------------------------------------
Change in net assets resulting from
  operations                                            15,947             35,688
Distributions to shareholders from net
  investment income                                    (16,227)           (35,671)
Change in net assets from Trust share
  transactions                                        (107,338)           147,493
------------------------------------------------------------------------------------
Change in net assets                                  (107,618)           147,510

Net Assets:

Beginning of year                                    2,438,829          2,291,319
------------------------------------------------------------------------------------
End of year                                         $2,331,211         $2,438,829
------------------------------------------------------------------------------------

See notes to financial statements.

Financial Highlights

Legg Mason Cash Reserve Trust

  Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

                                                Years Ended August 31,
                          -------------------------------------------------------------------
                             2003          2002         2001         2000         1999
---------------------------------------------------------------------------------------------
Net asset value,
  beginning of year          $1.00         $1.00        $1.00        $1.00        $1.00
                          -------------------------------------------------------------------
Net investment income          .01(A)       .02(A)       .05(A)       .05(A)       .04(A)
Distributions from net
  investment income           (.01)         (.02)        (.05)        (.05)        (.04)
                          -------------------------------------------------------------------
Net asset value, end
  of year                    $1.00         $1.00        $1.00        $1.00        $1.00
                          ===================================================================
Ratios/supplemental
  data:
  Total return                 .69%         1.56%        4.89%        5.36%        4.46%
  Expenses to average
    net assets                .70%(A)      .69%(A)      .67%(A)      .68%(A)      .75%(A)
  Net investment
    income to average
    net assets                .68%(A)     1.55%(A)     4.74%(A)     5.25%(A)     4.37%(A)
Net assets, end of
  year (in millions)      $2,331         $2,439       $2,291       $1,950       $1,777
---------------------------------------------------------------------------------------------

(A) Net of 12b-1 service fees waived by Legg Mason Wood Walker, Inc. of 0.05% of average daily net assets. If no fees had been waived by Legg Mason, the annualized ratio of expenses to average daily net assets would have been as follows for the years ended August 31, 2003: 0.75%; 2002: 0.74%; 2001:
    0.72%; 2000: 0.73%; and 1999: 0.80%.

See notes to financial statements.

Notes to Financial Statements

Legg Mason Cash Reserve Trust
(Amounts in Thousands)

--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies:

  The Legg Mason Cash Reserve Trust ("Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company.

  Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

Security Valuation

  Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security.

Security Transactions

  Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

Investment Income and Dividends to Shareholders

  Dividends are declared daily and paid monthly. Dividends payable are recorded on the dividend record date. Net investment income for dividend purposes consists of interest accrued, plus original issue and market discount earned, less amortization of market premium and accrued expenses. At August 31, 2003, dividends payable of $385 were accrued.

Federal Income Taxes

  No provision for federal income or excise taxes is required since the Trust intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income and capital gains to its shareholders. Because federal income tax regulations differ from accounting principles generally accepted in the United States of America, income and capital gains distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

--------------------------------------------------------------------------------

  Distributions during the years ended August 31, 2003 and 2002, were characterized as follows for tax purposes:

                                2003      2002
                               -------   -------
Ordinary income                $16,227   $35,671
                               -------   -------
Total distributions            $16,227   $35,671
                               =======   =======

  The tax basis components of net assets at August 31, 2003, were as follows:

Undistributed ordinary income                                 $      249
Capital loss carryforward                                            (18)
Paid-in capital                                                2,330,980
                                                              ----------
                                                              $2,331,211
                                                              ==========

  The Fund intends to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. As of August 31, 2003 the fund had a capital loss carryforward of $18, which expires in 2011.

2. Repurchase Agreements:

  The Trust may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund's holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period while the fund seeks to assert its rights. The Trust's investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Trust enters into repurchase agreements to evaluate potential risks.

3. Transactions With Affiliates:

  The Trust has a management agreement with Legg Mason Fund Adviser, Inc. ("LMFA"). Pursuant to this agreement, LMFA provides the Trust with management and administrative services, for which the Trust pays a fee at an annual rate ranging from 0.50% of the first $500 million of average daily net assets to 0.40% of average daily net assets in excess of $2 billion. Management fees of $896 were payable to LMFA at August 31, 2003.

--------------------------------------------------------------------------------

  Western Asset Management Company ("Adviser") serves as investment adviser to the Trust. The Adviser is responsible for the actual investment activity of the Trust. LMFA (not the Trust) pays the Adviser a fee at an annual rate equal to 30% of the management fee received by LMFA.

  Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange, serves as distributor of the Trust. Legg Mason may receive an annual distribution fee of up to 0.15% of the Trust's average daily net assets. However, Legg Mason has agreed to waive 0.05% of the fee indefinitely. Distribution and service fees of $194 were payable to Legg Mason at August 31, 2003.

  LM Fund Services, Inc. ("LMFS"), a registered transfer agent, has an agreement with the Trust's transfer agent to assist it with some of its duties. For this assistance, the transfer agent paid LMFS $739 for the year ended August 31, 2003.

  The Adviser, LMFA, Legg Mason and LMFS are wholly owned subsidiaries of Legg Mason, Inc.

4. Trust Share Transactions:

  The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At August 31, 2003, net assets consisted of paid-in capital of $2,330,980 and accumulated net realized gain of $231. Since the Trust has sold and redeemed shares at a constant net asset value of $1.00 per share, the number of shares represented by such sales and redemptions is the same as the amounts shown below for such transactions:

                                                          Reinvestment                                    Net
                                       Sold             of Distributions          Repurchased           Change
----------------------------------------------------------------------------------------------------------------
Year Ended August 31, 2003          $5,554,405              $16,524               $(5,678,267)         $(107,338)
Year Ended August 31, 2002           5,878,591               36,627                (5,767,725)           147,493

Report of Independent Auditors

To the Shareholders and Trustees of
Legg Mason Cash Reserve Trust:

  We have audited the accompanying statement of net assets of Legg Mason Cash Reserve Trust (the "Trust") as of August 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the Trust's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Legg Mason Cash Reserve Trust at August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                  [ERNST & YOUNG LLP]

New York, New York

September 30, 2003

Trustees and Officers

  The table below provides information about the Trust's trustees and officers, including biographical information about their business experience and information about their relationships with Legg Mason, Inc. and its affiliates. The mailing address of each trustee and officer is 100 Light Street, c/o Legal and Compliance Department, 23rd Floor, Baltimore, Maryland 21202.

 --------------------------------------------------------------------------------------------------------------
                                  TERM OF
                                  OFFICE
                                    AND
                   POSITION(S)    LENGTH          NUMBER OF            OTHER
                    HELD WITH     OF TIME        LEGG MASON        DIRECTORSHIPS     PRINCIPAL OCCUPATION(S)
   NAME AND AGE       FUNDS      SERVED(A)     FUNDS OVERSEEN          HELD         DURING THE PAST FIVE YEARS
 --------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES:
 --------------------------------------------------------------------------------------------------------------
 Gilmore, Richard   Trustee      Since       Director/Trustee of  None             Retired. Trustee of Pacor
 G.(B)                           1990        all Legg Mason                        Settlement Trust, Inc. since
 Age 76                                      funds (consisting                     1990. Formerly: Director of
                                             of 22 portfolios).                    CSS Industries, Inc.
                                                                                   (diversified holding company
                                                                                   that makes seasonal
                                                                                   decorative products); Senior
                                                                                   Vice President, Chief
                                                                                   Financial Officer and
                                                                                   Director of PECO Energy Co.,
                                                                                   Inc.
 --------------------------------------------------------------------------------------------------------------
 Lehman, Arnold     Trustee      Since       Director/Trustee of  None             Director of The Brooklyn
 L.                              1988        all Legg Mason                        Museum of Art since 1997;
 Age 59                                      funds (consisting                     Trustee of American
                                             of 22 portfolios).                    Federation of Arts since
                                                                                   1998. Formerly: Director of
                                                                                   The Baltimore Museum of Art
                                                                                   (1979-1997).
 --------------------------------------------------------------------------------------------------------------
 Masters, Robin     Trustee      Since       Director/Trustee of  None             Retired. Director of Bermuda
 J.W.                            2002        all Legg Mason                        SMARTRISK (non-profit) since
 Age 47                                      funds (consisting                     2001. Formerly: Chief
                                             of 22 portfolios).                    Investment Officer of ACE

                                                                                   Limited
                                                                                   (insurance)
                                                                                   (1995-
                                                                                   2000).
 --------------------------------------------------------------------------------------------------------------
 McGovern, Jill     Trustee      Since       Director/Trustee of  None             Chief Executive Officer of
 E.                              1988        all Legg Mason                        The Marrow Foundation since
 Age 59                                      funds (consisting                     1993. Formerly: Executive
                                             of 22 portfolios).                    Director of the Baltimore
                                                                                   International Festival
                                                                                   (1991-1993); Senior
                                                                                   Assistant to the President
                                                                                   of The Johns Hopkins
                                                                                   University (1986-1990).
 --------------------------------------------------------------------------------------------------------------
 Mehlman, Arthur    Trustee      Since       Director/Trustee of  None             Retired. Director of The
 S.                              2002        all Legg Mason                        League for People with
 Age 61                                      funds (consisting                     Disabilities, Inc.; Director
                                             of 22 portfolios).                    of University of Maryland
                                                                                   Foundation and University of
                                                                                   Maryland College Park
                                                                                   Foundation (non-profits).
                                                                                   Formerly: Partner, KPMG LLP
                                                                                   (international accounting
                                                                                   firm) (1972-2002).
 --------------------------------------------------------------------------------------------------------------

 --------------------------------------------------------------------------------------------------------------
                                  TERM OF
                                  OFFICE
                                    AND
                   POSITION(S)    LENGTH          NUMBER OF            OTHER
                    HELD WITH     OF TIME        LEGG MASON        DIRECTORSHIPS     PRINCIPAL OCCUPATION(S)
   NAME AND AGE       FUNDS      SERVED(A)     FUNDS OVERSEEN          HELD         DURING THE PAST FIVE YEARS
 --------------------------------------------------------------------------------------------------------------
 O'Brien, G.        Trustee      Since       Director/Trustee of  Director of the  Trustee of Colgate
 Peter                           1999        all Legg Mason       Royce Family of  University; President of
 Age 57                                      funds (consisting    Funds            Hill House, Inc.
                                             of 22 portfolios).   (consisting of   (residential home care).
                                                                  17 portfolios);  Formerly: Managing Director,
                                                                  Director of      Equity Capital Markets Group
                                                                  Renaissance      of Merrill Lynch & Co.
                                                                  Capital          (1971- 1999).
                                                                  Greenwich
                                                                  Funds; Director
                                                                  of Technology
                                                                  Investment
                                                                  Capital Corp.
 --------------------------------------------------------------------------------------------------------------
 Rowan, S. Ford     Trustee      Since       Director/Trustee of  None             Consultant, Rowan & Blewitt
 Age 60                          2002        all Legg Mason                        Inc. (management
                                             funds (consisting                     consulting); Visiting
                                             of 22 portfolios).                    Associate Professor, George

                                                                                   Washington University since
                                                                                   2002; Director of Santa Fe
                                                                                   Institute (scientific
                                                                                   research institute) since
                                                                                   1999; Director of Annapolis
                                                                                   Center for Science-Based
                                                                                   Public Policy since 1995.
 --------------------------------------------------------------------------------------------------------------
 INTERESTED TRUSTEES:
 --------------------------------------------------------------------------------------------------------------
 Curley, John F.,   Chairman     Since       Chairman and         None             Director and/or officer of
 Jr.(C)             and          1988        Director/ Trustee                     various Legg Mason
 Age 64             Trustee                  of all Legg Mason                     affiliates. Formerly: Vice
                                             funds (consisting                     Chairman and Director of
                                             of 22 portfolios).                    Legg Mason, Inc. and Legg
                                                                                   Mason Wood Walker,
                                                                                   Incorporated; Director of
                                                                                   Legg Mason Fund Adviser,
                                                                                   Inc. and Western Asset
                                                                                   Management Company (each a
                                                                                   registered investment
                                                                                   adviser).
 --------------------------------------------------------------------------------------------------------------
 Fetting, Mark      President    President   President and        Director of the  Executive Vice President of
 R.(C)              and          since       Director/ Trustee    Royce Family of  Legg Mason, Inc.; Director
 Age 48             Trustee      2001;       of all Legg Mason    Funds            and/or officer of various
                                 Trustee     funds (consisting    (consisting of   Legg Mason affiliates since
                                 since       of 22 portfolios).   17 portfolios).  2000. Formerly: Division
                                 2002                                              President and Senior Officer
                                                                                   of Prudential Financial
                                                                                   Group, Inc. and related
                                                                                   companies, including fund
                                                                                   boards and consulting
                                                                                   services to subsidiary
                                                                                   companies (1991-2000);
                                                                                   Partner, Greenwich
                                                                                   Associates; Vice President,
                                                                                   T. Rowe Price Group, Inc.
 --------------------------------------------------------------------------------------------------------------

 --------------------------------------------------------------------------------------------------------------
                                  TERM OF
                                  OFFICE
                                    AND
                   POSITION(S)    LENGTH          NUMBER OF            OTHER
                    HELD WITH     OF TIME        LEGG MASON        DIRECTORSHIPS     PRINCIPAL OCCUPATION(S)
   NAME AND AGE       FUNDS      SERVED(A)     FUNDS OVERSEEN          HELD         DURING THE PAST FIVE YEARS
 --------------------------------------------------------------------------------------------------------------
 EXECUTIVE OFFICERS:
 --------------------------------------------------------------------------------------------------------------
 Duffy, Marc        Vice         Since       Vice President and   None             Vice President and Secretary
 R.(D)              President    2000        Secretary of all                      of Legg Mason Fund Adviser,
 Age 45             and                      Legg Mason funds                      Inc. since 2000; Associate
                    Secretary                (consisting of 22                     General Counsel of Legg
                                             portfolios).                          Mason Wood Walker,
                                                                                   Incorporated since 1999.
                                                                                   Formerly: Senior Associate,
                                                                                   Kirkpatrick & Lockhart LLP
                                                                                   (1996-1999); Senior Counsel,
                                                                                   Securities and Exchange
                                                                                   Commission, Division of
                                                                                   Investment Management
                                                                                   (1989-1995).
 --------------------------------------------------------------------------------------------------------------
 Karpinski, Marie   Vice         Since       Vice President and   None             Vice President and Treasurer
 K.(D)              President    1988        Treasurer of all                      of Legg Mason Fund Adviser,
 Age 54             and                      Legg Mason funds                      Inc. and Western Asset
                    Treasurer                (consisting of 22                     Funds, Inc.; Treasurer of
                                             portfolios).                          Pacific American Income
                                                                                   Shares, Inc. and Western
                                                                                   Asset Premier Bond Fund.
 --------------------------------------------------------------------------------------------------------------
 Merz, Gregory      Vice         Since       Vice President and   None             Vice President and Deputy
 T.(D)              President    2003        Chief Legal Officer                   General Counsel of Legg
 Age 44             and Chief                of all Legg Mason                     Mason, Inc. since 2003.
                    Legal                    funds (consisting                     Formerly: Associate General
                    Officer                  of 22 portfolios)                     Counsel, Fidelity
                                                                                   Investments (1993-2002);
                                                                                   Senior Associate, Debevoise
                                                                                   & Plimpton (1985-1993).
 --------------------------------------------------------------------------------------------------------------

(A) Trustees of the Trust serve a term of indefinite length until their resignation or removal and stand for re-election by shareholders only as and when required by the 1940 Act. Officers of the Trust serve one-year terms, subject to annual reappointment by the Board of Trustees.

(B) The Board of Trustees regrets to report the death of longtime Trustee Richard G. Gilmore on September 19, 2003.

(C) Mr. Curley and Mr. Fetting are considered to be interested persons (as defined in the 1940 Act) of the Trust by virtue of being employees of Legg Mason Wood Walker, Incorporated, the principal underwriter of the Trust.

(D) Officers of the Trust are interested persons (as defined in the 1940 Act).

         ADDITIONAL INFORMATION ABOUT THE TRUST'S TRUSTEES AND OFFICERS
            IS CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION,
                    AVAILABLE WITHOUT CHARGE UPON REQUEST BY
                             CALLING 1-800-822-5544.

                    Investment Manager

                       Legg Mason Fund
                       Adviser, Inc.
                       Baltimore, MD

                    Investment Adviser

                       Western Asset
                       Management Company
                       Pasadena, CA

                    Board of Trustees

                       John F. Curley,
                       Jr., Chairman
                       Mark R. Fetting,
                       President
                       Arnold L. Lehman
                       Robin J.W. Masters
                       Dr. Jill E.
                       McGovern
                       Arthur S. Mehlman
                       G. Peter O'Brien
                       S. Ford Rowan

                    Transfer and Shareholder
                       Servicing Agent

                       Boston Financial
                       Data Services
                       Braintree, MA

                    Custodian

                       State Street Bank &
                       Trust Company
                       Boston, MA

                    Counsel

                       Kirkpatrick &
                       Lockhart LLP
                       Washington, DC

                    Independent Auditors

                       Ernst & Young LLP
                       New York, NY

       This report is not to be distributed unless preceded or accompanied by a prospectus.


                      LEGG MASON WOOD WALKER, INCORPORATED
                         MEMBER NYSE, INC. - MEMBER SIPC
                    ---------------------------------------

                                100 Light Street
                    P.O. Box 1476, Baltimore, MD 21203-1476
                                410 - 539 - 0000

LMF-018
10/03

Item 2 - Code of Ethics
Did the registrant adopt a code of ethics, as of the end of the period covered by this report, which applies to the registrant's principal executive officer, principal financial officer, principle accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State if the code of ethics, including amendments and waivers are on a website and provide the website address. State if the registrant will send a copy of the code of ethics to shareholders at no charge upon request.

        THE REGISTRANT, LEGG MASON CASH RESERVE TRUST, HAS ADOPTED A CODE OF EHTICS THAT APPLIES TO THE FUND PRESIDENT AND TREASURER, A COPY OF WHICH IS ATTACHED AS AN EXHIBIT TO THIS FORM N-CSR.

Item 3 - Audit Committee Financial Expert
Did the registrant's board of directors determine that the registrant either:
(a) has at least one audit committee financial expert serving on its audit committee; or (b) does not have an audit committee financial expert serving on its audit committee? If yes, disclose the name of the financial expert and whether he/she is "independent." If no, explain why not.

        THE TRUSTEES OF LEGG MASON CASH RESERVE TRUST DETERMINED THAT THE TRUST HAS AT LEAST ONE AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

        MR. RICHARD G. GILMORE AND MR. ARHTUR S. MEHLMAN, BOTH INDEPENDENT TRUSTEES, WERE DEEMED QUALIFIED AND AGREED TO SERVE. MR. GILMORE PASSED AWAY ON SEPTEMBER 19, 2003.

Item 4 - Principal Accounting Fees and Services

(a) Audit Fees - Disclose the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A

(b) Audit-Related Fees - Disclose the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Describe the nature of the services comprising the fees disclosed under this category. N/A

(c) Tax Fees - Disclose the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Describe the nature of the services comprising the fees disclosed under this category. N/A

(d) All Other Fees - Disclose the aggregate fees billed in each of the last two fiscal years for products or services provided by the principal accountant, other than the services reporting in paragraphs (a) through
        (c) of this Item. Describe the nature of the services comprising the fees disclosed under this category. N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A (2) Disclose the percentage of services described in each of paragraphs (a) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A

(f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A

(h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

           (NOT REQUIRED UNTIL ANNUAL REPORT AFTER DECEMBER 15, 2003)

Item 5 - Reserved

Item 6 - Reserved

Item 7 - Disclosure of Proxy Voting Policies and Procedures For closed-end management investment companies, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, and those of the company's investment adviser; principal underwriter; or any affiliated person of the company, its investment adviser, or its principal underwriter.

                                (NOT APPLICABLE)

Item 8 - Reserved

Item 9 - Controls and Procedures

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240-13a-15(b) or 240.15d-15(b)).

        WITHIN 90 DAYS OF THE FILING DATE OF THIS FORM N-CSR, THE REGISTRANT'S PRESIDENT AND TREASURER REVIEWED THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ("THE PROCEDURES") AND EVALUATED THEIR EFFECTIVENESS. BASED ON THEIR REVIEW, SUCH OFFICERS DETERMINED THAT THE PROCEDURES ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS REQUIRED BY

        THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND REGULATIONS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

        THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING DURING THE REGISTRANT'S LAST HALF-YEAR THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE INTERNAL CONTROL OVER FINANCIAL REPORTING.

Item 10 - Exhibits
        (a)     File the exhibits listed below as part of this Form.

        (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item requirements through filing of an exhibit.

        (ATTACHED)

        (a)(2) A separate certification for each principal execute officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

        (ATTACHED)

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C.
        78r), or other wise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference.

        (ATTACHED)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Cash Reserve Trust

By:  /s/ Mark R. Fetting
--------------------------

Mark R. Fetting
President, Legg Mason Cash Reserve Trust

Date:     10/21/03


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Mark R. Fetting
--------------------------

Mark R. Fetting
President, Legg Mason Cash Reserve Trust

Date:   10/21/03


By: /s/ Marie K. Karpinski
--------------------------

Marie K. Karpinski
Treasurer, Legg Mason Cash Reserve Trust

Date:   10/21/03